Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment, net, consists of the following:

	March 31, 2021	December 31, 2020
	(in thousands)
Computer equipment	$4,229	$4,030
Leasehold improvements	2,603	2,633
Furniture and fixtures	879	887
Building	763	766
Office equipment	384	384
Software	244	245

	9,102	8,945
Less accumulated depreciation and amortization	(6,451)	(6,282)

	$2,651	$2,663

Accumulated depreciation and amortization includes the amortization expense relating to assets acquired under capital leases. Depreciation and amortization expense was $0.3 million for the three months ended March 31, 2021 and 2020. The Company evaluates the portion of depreciation and amortization expense attributable to cost of revenue based on organizational headcount directly attributable to the generation of revenue. Based on this evaluation, the Company has determined that depreciation and amortization attributable to cost of revenue is not material; therefore, the full expense has been recorded in operating expenses in the consolidated statements of operations.

5. Property and Equipment, Net

Property and equipment, net, consists of the following:

	December 31, 2020	December 31, 2019
	(in thousands)
Computer equipment	$4,030	$8,376
Leasehold improvements	2,633	3,155
Furniture and fixtures	887	1,574
Building	766	718
Office equipment	384	632
Software	245	491

	8,945	14,946
Less accumulated depreciation and amortization	(6,282)	(12,293)

	$2,663	$2,653

Accumulated depreciation and amortization includes the amortization expense relating to assets acquired under capital leases. Depreciation and amortization expense was $1.1 million, $1.0 million and $1.2 million for the years ended December 31, 2020, 2019 and 2018, respectively. The Company evaluates the portion of depreciation and amortization expense attributable to cost of revenue based on organizational headcount directly attributable to the generation of revenue. Based on this evaluation, the Company has determined that depreciation and amortization attributable to cost of revenue is not material; therefore, the full expense has been recorded in operating expenses in the consolidated statements of operations.